Fair Value of Financial Instruments (Tables)	3 Months Ended
Jan. 31, 2020
Text Block [Abstract]
Fair Value of Financial Instruments Not Carried at Fair Value on the Balance Sheet
Fair Value of Financial Instruments Not Carried at Fair Value on the Balance Sheet
Set out in the following table are the amounts that would be reported if all financial assets and liabilities not currently carried at fair value were reported at their fair values. Refer to Note 17 to our annual consolidated financial statements for the year ended October 31, 2019 on pages 179 to 186 for further discussion on the determination of fair value.

(Canadian $ in millions)		January 31, 2020		October 31, 2019
	Carrying value	Fair value	Carrying value	Fair value
Securities
Amortized cost	25,045	25,256	24,472	24,622
Loans (1)
Residential mortgages	124,380	124,590	123,676	124,093
Consumer instalment and other personal	68,096	68,326	67,200	67,516
Credit cards	8,530	8,530	8,623	8,623
Business and government (2)	226,289	227,208	224,442	225,145
	427,295	428,654	423,941	425,377

Deposits (3)	565,598	566,753	552,314	553,444
Securitization and structured entities’ liabilities	27,037	27,303	27,159	27,342
Subordinated debt	7,023	7,310	6,995	7,223
  This table excludes financial instruments with a carrying value approximating fair value, such as cash and cash equivalents, interest bearing deposits with banks, securities borrowed or purchased under resale agreements, customers’ liability under acceptances, other assets, acceptances, securities lent or sold under repurchase agreements and other liabilities.
(1)	Carrying value of loans is net of allowance.
(2)	Excludes $ 3,350 million of loans classified as FVTPL and $ 92 million of loans classified as FVOCI as at January 31, 2020, respectively ($ 2,156 million and $ 22 million as at October 31, 2019).
(3)	Excludes $ 16,690 million of structured note liabilities designated at FVTPL and accounted for at fair value ($ 15,829 million as at October 31, 2019).

Summary of Assets and Liabilities categorized by the Fair Value Hierarchy
The extent of our use of actively quoted market prices (Level 1), internal models using observable market information as inputs (Level 2) and models without observable market information as inputs (Level 3) in the valuation of securities, business and government loans classified as FVTPL, fair value liabilities, derivative assets and derivative liabilities is presented in the following tables:

(Canadian $ in millions)	January 31, 2020				October 31, 2019
	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)	Total	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)	Total
Trading Securities
Issued or guaranteed by:
Canadian federal government	5,868	1,587	-	7,455	6,959	1,371	-	8,330
Canadian provincial and municipal governments	2,759	4,496	-	7,255	3,871	3,656	-	7,527
U.S. federal government	11,429	1,335	-	12,764	8,001	762	-	8,763
U.S. states, municipalities and agencies	31	331	-	362	48	626	-	674
Other governments	870	334	-	1,204	888	697	-	1,585
NHA MBS, U.S. agency MBS and CMO	-	12,717	540	13,257	14	10,494	538	11,046
Corporate debt	2,740	4,970	5	7,715	2,620	5,091	7	7,718
Trading loans	-	55	-	55	-	103	-	103
Corporate equity	47,577	2	-	47,579	40,155	2	-	40,157
	71,274	25,827	545	97,646	62,556	22,802	545	85,903
FVTPL Securities
Issued or guaranteed by:
Canadian federal government	535	116	-	651	410	107	-	517
Canadian provincial and municipal governments	123	1,188	-	1,311	364	915	-	1,279
U.S. federal government	-	51	-	51	-	48	-	48
Other governments	-	74	-	74	-	49	-	49
NHA MBS, U.S. agency MBS and CMO	-	4	-	4	-	5	-	5
Corporate debt	89	8,007	-	8,096	146	8,071	-	8,217
Corporate equity	1,686	6	1,911	3,603	1,536	69	1,984	3,589
	2,433	9,446	1,911	13,790	2,456	9,264	1,984	13,704
FVOCI Securities
Issued or guaranteed by:
Canadian federal government	11,905	1,603	-	13,508	11,168	776	-	11,944
Canadian provincial and municipal governments	3,470	2,248	-	5,718	3,798	2,214	-	6,012
U.S. federal government	20,213	2,494	-	22,707	15,068	907	-	15,975
U.S. states, municipalities and agencies	32	3,914	1	3,947	1	4,159	1	4,161
Other governments	3,007	4,213	-	7,220	4,396	2,939	-	7,335
NHA MBS, U.S. agency MBS and CMO	-	15,696	-	15,696	-	14,000	-	14,000
Corporate debt	2,386	2,838	-	5,224	2,205	2,802	-	5,007
Corporate equity	-	-	81	81	-	-	81	81
	41,013	33,006	82	74,101	36,636	27,797	82	64,515
Business and government loans	-	1,881	1,561	3,442	-	442	1,736	2,178
Fair Value Liabilities
Securities sold but not yet purchased	20,428	7,134	-	27,562	22,393	3,860	-	26,253
Structured note liabilities and other note liabilities (1)	-	16,690	-	16,690	-	15,829	-	15,829
Annuity liabilities (2)	-	1,117	-	1,117	-	1,043	-	1,043
	20,428	24,941	-	45,369	22,393	20,732	-	43,125
Derivative Assets
Interest rate contracts	48	10,410	-	10,458	14	10,443	-	10,457
Foreign exchange contracts	4	8,581	-	8,585	7	9,262	-	9,269
Commodity contracts	236	912	-	1,148	329	817	-	1,146
Equity contracts	333	1,510	-	1,843	226	997	-	1,223
Credit default swaps	-	1	-	1	-	49	-	49
	621	21,414	-	22,035	576	21,568	-	22,144
Derivative Liabilities
Interest rate contracts	36	7,830	-	7,866	11	7,943	-	7,954
Foreign exchange contracts	15	9,752	-	9,767	20	10,843	-	10,863
Commodity contracts	232	2,075	-	2,307	218	1,462	-	1,680
Equity contracts	-	3,274	-	3,274	103	2,896	-	2,999
Credit default swaps	-	16	1	17	-	101	1	102
	283	22,947	1	23,231	352	23,245	1	23,598

(1)	These structured note liabilities and other note liabilities included in deposits have been designated at FVTPL.
(2)	These investment contract liabilities in our insurance business have been designated at FVTPL.

Summary of Changes in Level 3 Instruments Carried At Fair Value
The table below presents a reconciliation of all changes in Level 3 financial instruments during the three months ended January 31, 2020, including realized and unrealized gains (losses) included in earnings and other comprehensive income.

		Change in fair value
(Canadian $ in millions) For the three months ended January 31, 2020	Balance October 31, 2019	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases	Sales (2)	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as at January 31, 2020	Change in unrealized gains (losses) recorded in income for instruments still held (3)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	538	(54)	2	273	(165)	-	74	(128)	540	(37)
Corporate debt	7	-		5	(7)	-	-	-	5	-
Total trading securities	545	(54)	2	278	(172)	-	74	(128)	545	(37)
FVTPL Securities
Corporate equity	1,984	4	8	78	(164)	-	1	-	1,911	14
Total FVTPL securities	1,984	4	8	78	(164)	-	1	-	1,911	14
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	-	-	-	-	-	-	-	1	-
Corporate equity	81	-	-	-	-	-	-	-	81	-
Total FVOCI securities	82	-	-	-	-	-	-	-	82	na
Business and government loans	1,736	-	9	80	-	(264)	-	-	1,561	-
Fair Value Liabilities
Securities sold but not yet purchased	-	-	-	-	-	-	-	-	-	-
Total fair value liabilities	-	-	-	-	-	-	-	-	-	-
Derivative Liabilities
Equity contracts	-	-	-	-	-	-	-	-	-	-
Credit default swaps	1	-	-	-	-	-	-	-	1	-
Total derivative liabilities	1	-	-	-	-	-	-	-	1	-

(1)	Foreign exchange translation on trading securities held by foreign subsidiaries is included in other comprehensive income, net foreign operations
(2)	Includes proceeds recovered on securities sold but not yet purchased.
(3)	Changes in unrealized gains (losses) on FVTPL securities still held on January 31, 2020 are included in earnings for the period.
  na – Not applicable

The table below presents a reconciliation of all changes in Level 3 financial instruments during the three months ended January 31, 2019, including realized and unrealized gains (losses) included in earnings and other comprehensive income.

		Change in fair value
(Canadian $ in millions) For the three months ended January 31, 2019	Balance October 31, 2018	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases	Sales (2)	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as at January 31, 2019	Change in unrealized gains (losses) recorded in income for instruments still held (3)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	255	(5)	(1)	96	(116)	-	19	(17)	231	(1)
Corporate debt	7	-	-	-	(1)	-	-	-	6	-
Total trading securities	262	(5)	(1)	96	(117)	-	19	(17)	237	(1)
FVTPL Securities
Corporate equity	1,825	14	(4)	123	(172)	-	-	-	1,786	16
Total FVTPL	1,825	14	(4)	123	(172)	-	-	-	1,786	16
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	-	-	-	-	-	-	-	1	na
Corporate equity	62	-	-	2	-	-	-	-	64	na
Total FVOCI securities	63	-	-	2	-	-	-	-	65	na
Business and government loans	1,450	7	(4)	1,117	-	(141)	-	-	2,429	-
Fair Value Liabilities
Securities sold but not yet purchased	-	-	-	-	7	-	-	-	7	-
Total fair value liabilities	-	-	-	-	7	-	-	-	7	-
Derivative Liabilities
Equity contracts	1	-	-	-	-	-	-	(1)	-	-
Credit default swaps	1	-	-	-	-	-	-	-	1	-
Total derivative liabilities	2	-	-	-	-	-	-	(1)	1	-

(1)	Foreign exchange translation on trading securities held by foreign subsidiaries is included in other comprehensive income, net foreign operations .
(2)	Includes proceeds recovered on securities sold but not yet purchased.
(3)	Changes in unrealized gains (losses) on FVTPL securities still held on January 31, 2019 are included in earnings for the period .
  na – Not applicable